Discontinued operations	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations	Discontinued operations:
The APR Asset Sale closed on December 31, 2024 and resulted in the Company excluding the Mobile Power Generation segment for accounting purposes. Upon closing, the Company received gross proceeds of $375,000,000 and recognized a gain on sale of $24,792,000. On December 31, 2024, the Company recognized the net cash proceeds it received from the third party purchaser and derecognized the carrying value of net assets sold. The calculation of the gain on sale is as follows:

Purchase Price	$375.0
Less assets sold:
Fixed assets	(305.7)
Inventory	(23.6)
Trademark	(20.9)
Gain on sale	$24.8
Following the closing of the APR Asset Sale, APR Energy’s operations have ceased and the mobile power generation segment is reported as discontinued operations. The Company is winding up the entities related to the Mobile Power Generation segment.
All revenues and expenses of the Mobile Power Generation segment prior to the sale and for the periods covered by the consolidated statements of operations in these consolidated financial statements have been aggregated and separately presented as a single component of net earnings (loss) called “net earnings (loss) from discontinued operations.” Revenue and expenses of the discontinued operations include only direct revenue and expenses that are clearly identifiable to the Mobile Power Generation segment and will not be recognized by the Company on an ongoing basis following the sale of the assets of the mobile power business.
The consolidated balance sheet as at December 31, 2024 reflects the aggregation and separate presentation of all assets and liabilities (current and non-current) of the Mobile Power Generation segment as discontinued operations.
The assets and liabilities of the Mobile Power Generation segment and the Company’s continuing operations exclude intercorporate amounts owing.
23.    Discontinued operations (continued):
The following table contains the major components of income (loss) from discontinued operations for years ended December 31, 2024, 2023 and 2022:

Discontinued operations	2024	2023	2022
Revenue from discontinued operations	$83.5	$117.9	$154.4
Operating expense	17.8	29.6	44.1
Depreciation and amortization expense	22.3	45.7	51.7
General and administrative expense	16.8	38.8	28.0
Indemnity claim under acquisition agreement	—	—	(21.3)
Operating leases	3.8	3.6	2.8
(Gain) Loss on sale	0.3	—	(0.2)
Loss on debt extinguishment	—	1.4	4.8
Interest income	(4.5)	(2.1)	(0.6)
Interest expense	1.0	7.0	12.2
Other expenses (income)	3.5	(0.9)	(14.4)
Gain on sale of assets	(24.8)	—	—
Net earnings (loss) from discontinued operations before income tax	47.3	(5.2)	47.3
Income tax expense	37.7	6.3	0.4
Net earnings (loss) from discontinued operations	$9.6	$(11.5)	$46.9
23.    Discontinued operations (continued):
As at December 31, 2024 and 2023, the major classes of the Mobile Power Generation segment’s assets that are components of current assets - discontinued operations and non-current assets - discontinued operations, were as follows:

Assets	2024	2023
Current assets:
Accounts receivable	$0.1	$29.4
Inventories	—	23.0
Prepaid expenses and other	11.7	12.5
Acquisition related assets	70.1	72.3
	81.9	137.2

Property, plant and equipment	—	332.2
Right-of-use assets	—	3.2
Deferred tax assets	—	1.8
Other assets	—	61.7
	$81.9	$536.1
Liabilities and shareholders' equity
Current liabilities:
Accounts payable and accrued liabilities	$14.9	$17.8
Deferred revenue	—	3.8
Income tax payable	106.6	77.6
Operating lease liabilities - current	0.3	1.1
Other liabilities - current	2.4	17.4
	124.2	117.7

Operating lease liabilities	1.9	2.7
Other liabilities	1.2	13.8
Total liabilities	$127.3	$134.2